Employee benefits (Details) - Separate Management Entities [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term benefits	$ 263	$ 365
Post-employment benefits	$ 265	$ 285